6. Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Components of lease expense
Years Ended December 31,	2019	2018

Operating lease cost	$255,475	$230,888

Finance lease cost:
Amortization of right-of-use assets	$70,667	$70,667
Interest on lease liabilities	16,705	26,399
Variable rent expense	33,940	33,940
Total finance lease cost	$121,312	$131,006

Supplemental lease information
Year Ended December 31,	2019

Operating Leases	$1,455,829

Supplemental balance sheet information related to leases was as follows:

December 31,	2019	2018

Operating Leases
Operating lease right-of-use assets	$1,254,384	$0

Operating lease liabilities	$1,263,173	$0

Finance Leases
Finance lease right-of-use assets	$124,347	$213,679

Finance lease liabilities	$99,823	$266,747

December 31,	2019	2018

Weighted Average Remaining Lease Term
Operating Leases	4.4 Years	5.9 Years
Finance Leases	1.5 Years	2.0 Years

Weighted Average Discount Rate
Operating Leases	1.28%	N/A
Finance Leases	7.50%	7.86%

Maturities of operating lease liabilities
2020	$257,039
2021	210,350
2022	207,380
2023	210,232
2024	186,448
Subsequent to 2024	249,424
Total	$1,320,873

Maturities of finance lease liabilities
2020	$67,060
2021	39,119
Total minimum lease payments	106,179
Less amount representing interest	(6,356)
Present value of net minimum lease payments	$99,823

Reconciliation of the undiscounted cash flows in the maturity analysis
	Operating Leases	Finance Leases

Undiscounted cash flows	$1,320,873	$106,179
Discount effect of cash flows	(57,700)	(6,356)
Lease liabilities	$1,263,173	$99,823